Prepackaged Chapter 11 Case (Details)				1 Months Ended	12 Months Ended
	Jan. 14, 2025 shares	Jan. 13, 2025	Jun. 18, 2021 USD ($)	Feb. 29, 2024	Dec. 31, 2024 USD ($)
Prepackaged Chapter 11 Case (Details) [Line Items]
Aggregate principal amount			$ 625,000,000
Aggregate principal amount of note			75,000,000
Obligations payable					$ 291,600,000
Stock split ratio				1-for-80 reverse stock split	Common Stock at a ratio of 1-for-5
0.75% unsecured Convertible Senior Notes [Member]
Prepackaged Chapter 11 Case (Details) [Line Items]
Aggregate principal amount			$ 625,000,000
Percentage of unsecured note			0.75%
Aggregate principal amount of note			$ 75,000,000
Obligations payable			$ 291,600,000
Subsequent Event [Member]
Prepackaged Chapter 11 Case (Details) [Line Items]
Converted shares | shares	364,516
Stock split ratio	Common Stock at a ratio of 1-for-5	Common Stock at a ratio of 1-for-5
Stock split	0.2	0.2
Additional shares of Common Stock | shares	4,798,593
Additional warrants | shares	364,516